SEAFARER OVERSEAS GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS

January 31, 2021 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (88.4%)
Brazil (6.2%)
Ambev SA, ADR	USD	15,400,000	$42,966,000
Itau Unibanco Holding SA, ADR	USD	9,200,000	48,024,000
Odontoprev SA	BRL	8,250,000	21,652,593

Total Brazil			112,642,593

China / Hong Kong (23.9%)
China Foods, Ltd.	HKD	84,314,000	34,844,375
China Literature, Ltd.(a)	HKD	9,700,000	92,048,220
First Pacific Co., Ltd.	HKD	92,000,000	28,411,918
Greatview Aseptic Packaging Co., Ltd.	HKD	35,000,000	19,157,727
Jardine Matheson Holdings, Ltd.	USD	630,700	36,351,797
Jiangsu Hengrui Medicine Co., Ltd., Class A	CNY	1,750,000	28,004,676
Pacific Basin Shipping, Ltd.	HKD	120,000,000	20,823,949
Pico Far East Holdings, Ltd.	HKD	53,296,000	8,643,517
Ping An Insurance Group Co. of China, Ltd.	HKD	5,250,000	61,833,380
Shangri-La Asia, Ltd.(a)	HKD	35,000,000	29,741,588
Shenzhou International Group Holdings, Ltd.	HKD	1,575,000	30,714,876
WH Group, Ltd.	HKD	29,600,000	23,986,478
Xinhua Winshare Publishing and Media Co., Ltd., Class H	HKD	30,002,000	18,490,619

Total China / Hong Kong			433,053,120

Czech Republic (3.1%)
Avast PLC	GBP	3,875,000	24,984,838
Moneta Money Bank AS(a)	CZK	8,662,815	31,247,628

Total Czech Republic			56,232,466

Hungary (3.7%)
Richter Gedeon Nyrt	HUF	2,404,795	67,741,839

Total Hungary			67,741,839

India (1.7%)
Infosys, Ltd., Sponsored ADR	USD	1,775,000	29,962,000

Total India			29,962,000

Japan (3.7%)
Rohm Co., Ltd.	JPY	670,000	67,980,136

Total Japan			67,980,136

Mexico (1.7%)
Bolsa Mexicana de Valores SAB de CV	MXN	11,189,771	25,099,062

	Currency	Shares	Value
Mexico (continued)
Credito Real SAB de CV SOFOM ER	MXN	9,920,072	$5,221,600

Total Mexico			30,320,662

Qatar (1.9%)
Qatar Gas Transport Co., Ltd.	QAR	37,613,950	34,080,124

Total Qatar			34,080,124

Singapore (6.0%)
Venture Corp., Ltd.	SGD	4,250,000	63,163,488
Wilmar International, Ltd.	SGD	11,500,000	45,516,357

Total Singapore			108,679,845

South Africa (3.4%)
Sanlam, Ltd.	ZAR	16,000,000	60,965,582

Total South Africa			60,965,582

South Korea (22.0%)
Coway Co., Ltd.	KRW	700,000	43,473,172
Hyundai Mobis Co., Ltd.	KRW	300,000	85,016,756
Innocean Worldwide, Inc.	KRW	480,000	27,441,737
Koh Young Technology, Inc.	KRW	175,000	16,756,466
NAVER Corp.	KRW	120,000	36,615,746
Orion Corp.	KRW	485,000	51,993,849
Samsung C&T Corp.	KRW	400,000	46,351,729
Samsung SDI Co., Ltd.	KRW	126,000	82,315,927
Sindoh Co., Ltd.	KRW	400,000	9,273,339

Total South Korea			399,238,721

Taiwan (4.5%)
Accton Technology Corp.	TWD	4,650,000	44,635,898
Bizlink Holding, Inc.	TWD	3,100,000	34,217,949
Taiwan Semiconductor Manufacturing Co., Ltd.	TWD	100,000	2,113,339

Total Taiwan			80,967,186

Thailand (1.0%)
Bangkok Dusit Medical Services PCL, Class F	THB	25,000,000	17,247,957

Total Thailand			17,247,957

United Arab Emirates (1.9%)
National Central Cooling Co. PJSC	AED	46,000,000	34,590,237

Total United Arab Emirates			34,590,237

	Currency	Shares	Value
United Kingdom (1.9%)
Mondi PLC	GBP	1,500,000	$35,324,730

Total United Kingdom			35,324,730

Vietnam (1.8%)
PetroVietnam Gas JSC	VND	10,000,000	32,906,374

Total Vietnam			32,906,374

TOTAL COMMON STOCKS
(Cost $1,386,129,526)			1,601,933,572

PREFERRED STOCKS (5.3%)
South Korea (5.3%)
Samsung C&T Corp.	KRW	63,391	6,903,406
Samsung Electronics Co., Ltd.	KRW	1,380,000	90,000,022

Total South Korea			96,903,428

TOTAL PREFERRED STOCKS
(Cost $47,047,630)			96,903,428

TOTAL INVESTMENTS
(Cost $1,433,177,156) (93.7%)			$1,698,837,000

Cash and Other Assets, Less Liabilities (6.3%)			113,841,717
NET ASSETS (100.0%)			$1,812,678,717

Principal Amount is stated in local currency unless otherwise noted.

(a)	Non-income producing security.

Currency Abbreviations

AED - United Arab Emirates Dirham

BRL - Brazil Real

CNY - China Yuan

CZK - Czech Republic Koruna

HKD - Hong Kong Dollar

HUF - Hungary Forint

GBP - United Kingdom Pound

JPY - Japan Yen

KRW - South Korea Won

MXN - Mexico Peso

QAR - Qatar Riyal

SGD - Singapore Dollar

THB - Thailand Baht

TWD - Taiwan New Dollar

USD - United States Dollar

VND - Vietnam Dong

ZAR - South Africa Rand

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Industry Composition
Electronic Equipment, Instruments & Components	8.0%
Media	7.0%
Insurance	6.7%
Food Products	6.6%
Technology Hardware, Storage & Peripherals	5.4%
Pharmaceuticals	5.3%
Industrial Conglomerates	5.0%
Semiconductors & Semiconductor Equipment	4.8%
Auto Components	4.7%
Banks	4.4%
Beverages	4.3%
Communications Equipment	2.5%
Household Durables	2.4%
Health Care Providers & Services	2.1%
Interactive Media & Services	2.0%
Paper & Forest Products	2.0%
Building Products	1.9%
Electrical Equipment	1.9%
Oil, Gas & Consumable Fuels	1.9%
Gas Utilities	1.8%
Textiles, Apparel & Luxury Goods	1.7%
IT Services	1.7%
Hotels, Restaurants & Leisure	1.6%
Diversified Financial Services	1.6%
Capital Markets	1.4%
Software	1.4%
Marine	1.2%
Containers & Packaging	1.1%
Distributors	1.0%
Other Industries (each less than 1%)	0.3%
Cash and Other Assets, Less Liabilities	6.3%
Total	100%

SEAFARER OVERSEAS VALUE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2021 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (92.7%)
Brazil (6.8%)
Ambev SA, ADR	USD	372,000	$1,037,880
Itau Unibanco Holding SA, ADR	USD	222,000	1,158,840

Total Brazil			2,196,720

China / Hong Kong (35.1%)
China Foods, Ltd.	HKD	3,391,000	1,401,396
China Yangtze Power Co., Ltd., Class A	CNY	301,990	918,201
First Pacific Co., Ltd.	HKD	5,190,000	1,602,803
Giordano International, Ltd.	HKD	5,200,000	883,701
Greatview Aseptic Packaging Co., Ltd.	HKD	2,000,000	1,094,727
Jardine Matheson Holdings, Ltd.	USD	11,300	651,301
Melco International Development, Ltd.	HKD	549,000	957,954
Pacific Basin Shipping, Ltd.	HKD	4,600,000	798,251
Pico Far East Holdings, Ltd.	HKD	4,538,000	735,970
Shangri-La Asia, Ltd.(a)	HKD	1,420,000	1,206,660
WH Group, Ltd.	HKD	1,398,000	1,132,875

Total China / Hong Kong			11,383,839

Czech Republic (4.8%)
Moneta Money Bank AS(a)	CZK	433,257	1,562,801

Total Czech Republic			1,562,801

Georgia (3.7%)
Georgia Capital PLC(a)	GBP	174,174	1,200,377

Total Georgia			1,200,377

Mexico (1.0%)
Credito Real SAB de CV SOFOM ER	MXN	590,385	310,759

Total Mexico			310,759

Qatar (5.2%)
Qatar Gas Transport Co., Ltd.	QAR	1,860,000	1,685,253

Total Qatar			1,685,253

Russia (1.0%)
Global Ports Investments PLC, GDR(a)	USD	100,000	334,000

Total Russia			334,000

	Currency	Shares	Value
Singapore (10.9%)
Genting Singapore, Ltd.	SGD	1,300,000	$834,321
HRnetgroup, Ltd.	SGD	2,500,000	1,032,814
Wilmar International, Ltd.	SGD	422,000	1,670,253

Total Singapore			3,537,388

South Korea (9.6%)
Innocean Worldwide, Inc.	KRW	19,000	1,086,235
Samsung C&T Corp.	KRW	5,600	648,924
Samsung SDI Co., Ltd.	KRW	2,100	1,371,933

Total South Korea			3,107,092

United Arab Emirates (5.5%)
National Central Cooling Co. PJSC	AED	2,368,000	1,780,645

Total United Arab Emirates			1,780,645

United Kingdom (3.9%)
Mondi PLC	GBP	53,600	1,262,270

Total United Kingdom			1,262,270

Vietnam (5.2%)
Petrovietnam Fertilizer & Chemicals JSC	VND	1,158,000	793,895
PetroVietnam Technical Services Corp.	VND	1,263,780	906,315

Total Vietnam			1,700,210

TOTAL COMMON STOCKS
(Cost $29,486,785)			30,061,354

PREFERRED STOCKS (0.2%)
South Korea (0.2%)
Samsung C&T Corp.	KRW	591	64,361

Total South Korea			64,361

TOTAL PREFERRED STOCKS
(Cost $73,293)			64,361

TOTAL INVESTMENTS
(Cost $29,560,078) (92.9%)			$30,125,715

Cash and Other Assets, Less Liabilities (7.1%)			2,306,292
NET ASSETS (100.0%)			$32,432,007

(a)	Non-income producing security.

Currency Abbreviations

AED - United Arab Emirates Dirham

CNY - China Yuan

CZK - Czech Republic Koruna

GBP - United Kingdom Pound

HKD - Hong Kong Dollar

KRW - South Korea Won

MXN - Mexico Peso

QAR - Qatar Riyal

SGD - Singapore Dollar

USD - United States Dollar

VND - Vietnam Dong

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Industry Composition
Hotels, Restaurants & Leisure	9.2%
Food Products	8.7%
Banks	8.4%
Beverages	7.5%
Media	5.6%
Building Products	5.5%
Oil, Gas & Consumable Fuels	5.2%
Diversified Financial Services	4.9%
Electronic Equipment, Instruments & Components	4.2%
Industrial Conglomerates	4.2%
Paper & Forest Products	3.9%
Capital Markets	3.7%
Containers & Packaging	3.4%
Professional Services	3.2%
Independent Power and Renewable Electricity Producers	2.8%
Energy Equipment & Services	2.8%
Specialty Retail	2.7%
Marine	2.5%
Chemicals	2.5%
Transportation Infrastructure	1.0%
Other Industries (each less than 1%)	1.0%
Cash and Other Assets, Less Liabilities	7.1%
Total	100%

Seafarer Funds	Notes to Quarterly Portfolio of Investments
January 31, 2021 (Unaudited)

1. Organization

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund (individually a “Fund” and collectively, the “Funds”). The Seafarer Overseas Growth and Income Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns as a secondary objective. The Seafarer Overseas Value Fund seeks to provide long-term capital appreciation. The Funds each offer Investor Class and Institutional Class shares.

2. Significant Accounting Policies

The accompanying Portfolio of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the Portfolio of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Portfolio of Investments.

Investment Valuation

Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and exchange traded funds, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”). Each Fund uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Corporate bonds and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded foreign government debt securities and foreign corporate bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Seafarer Funds	Notes to Quarterly Portfolio of Investments
January 31, 2021 (Unaudited)

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Trust’s Valuation Committee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Certain foreign countries impose a tax on capital gains which is accrued by each Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Such inputs are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are developed based on the information available and the reporting entity’s best efforts to interpret such information.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Seafarer Funds	Notes to Quarterly Portfolio of Investments
January 31, 2021 (Unaudited)

The following is a summary of the inputs used to value each Fund as of January 31, 2021:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Growth and Income Fund
Common Stocks
Brazil	$112,642,593	$–	$–	$112,642,593
China / Hong Kong	–	433,053,120	–	433,053,120
Czech Republic	–	56,232,466	–	56,232,466
Hungary	–	67,741,839	–	67,741,839
India	29,962,000	–	–	29,962,000
Japan	–	67,980,136	–	67,980,136
Mexico	30,320,662	–	–	30,320,662
Qatar	–	34,080,124	–	34,080,124
Singapore	–	108,679,845	–	108,679,845
South Africa	–	60,965,582	–	60,965,582
South Korea	–	399,238,721	–	399,238,721
Taiwan	–	80,967,186	–	80,967,186
Thailand	–	17,247,957	–	17,247,957
United Arab Emirates	–	34,590,237	–	34,590,237
United Kingdom	–	35,324,730	–	35,324,730
Vietnam	–	32,906,374	–	32,906,374
Preferred Stocks	–	96,903,428	–	96,903,428
Total	$172,925,255	$1,525,911,745	$–	$1,698,837,000

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Value Fund
Common Stocks
Brazil	$2,196,720	$–	$–	$2,196,720
China / Hong Kong	–	11,383,839	–	11,383,839
Czech Republic	–	1,562,801	–	1,562,801
Georgia	1,200,377	–	–	1,200,377
Mexico	310,759	–	–	310,759
Qatar	–	1,685,253	–	1,685,253
Russia	334,000	–	–	334,000
Singapore	–	3,537,388	–	3,537,388
South Korea	–	3,107,092	–	3,107,092
United Arab Emirates	–	1,780,645	–	1,780,645
United Kingdom	–	1,262,270	–	1,262,270
Vietnam	–	1,700,210	–	1,700,210
Preferred Stocks	–	64,361	–	64,361
Total	$4,041,856	$26,083,859	$–	$30,125,715

(a)	For detailed descriptions of securities by country, see the accompanying Portfolio of Investments.

Seafarer Funds	Notes to Quarterly Portfolio of Investments
January 31, 2021 (Unaudited)

For the nine months ended January 31, 2021, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities

The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts

Each Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of a contract is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Epidemic and Pandemic Risk

Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which the Funds invest), and thereby could adversely affect the performance of the Funds’ investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to the performance of the Funds’ investments.

Seafarer Funds	Notes to Quarterly Portfolio of Investments
January 31, 2021 (Unaudited)

Libor Risk

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The Funds’ investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Funds’ transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Funds or the Funds’ investments cannot yet be determined.